Inventories - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of Inventories [Line Items]
Inventory write-down	¥ 107,164	¥ 117,633	¥ 110,901
Cost of sales [member]
Disclosure of Inventories [Line Items]
Cost of inventories recognised as expense during period	3,630,110	3,635,969	3,317,553
Employee benefits expense [member]
Disclosure of Inventories [Line Items]
Cost of inventories recognised as expense during period	309,934	307,041	238,133
Depreciation and amortization expenses [member]
Disclosure of Inventories [Line Items]
Cost of inventories recognised as expense during period	¥ 335,829	¥ 287,798	¥ 189,230